Share-based payments	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Share-based payments
25	Share-based payments
The Entity provides benefits to its employees through a share-based incentive. The following item refers to the outstanding plan on December 31, 2025.
Stock Options
February 2023
In February 2023, the Board of Directors approved a second Stock Option Plan, which aims to grant up to 1,150,000 options, each entitling the beneficiary to purchase one Class A common share. Such options have an exercise price per share equal to US$9.96; provided that, unless otherwise provided for in an option agreement, this exercise price will be reduced by the amount per share distributed to our shareholders from the date of the grant of the option, whether as dividends, interest on capital, redemption, capital reduction or others. Options will become eligible to be exercised in May 2026. During the second quarter of 2023 the Entity and its subsidiaries issued stock option in connection to the related Plan.
January 2024
In January 2024, the Board of Directors approved a third Stock Option Plan, which aims to grant up to 1,274,000 options, each entitling the beneficiary to purchase one Class A common share. Such options have an exercise price per share equal to US$11.04; provided that, unless otherwise provided for in an option agreement, this exercise price will be reduced by the amount per share distributed to our shareholders from the date of the grant of the option, whether as dividends, interest on capital, redemption, capital reduction or others. Options will become eligible to be exercised in January 2027. During the first semester of 2024 the Entity and its subsidiaries issued stock option in connection to the related Plan.
January 2025
In January 2025, the Board of Directors approved a fourth Stock Option Plan, which aims to grant up to 2,569,000 options, each entitling the beneficiary to purchase one Class A common share. Such options have a weighted average exercise price per share in the amount of US$10.70; provided that, unless otherwise provided for in an option agreement, this exercise price will be reduced by the amount per share distributed to our shareholders from the date of the grant of the option, whether as dividends, interest on capital, redemption, capital reduction or others. Options will become eligible to be exercised in January 2028.
Restricted Share Unit (RSU)
On April 04, 2022, the Entity announced its Restricted Share Unit Award Plan (“Plan”). The purpose of this Plan is to provide the opportunity for officers and employees of Vinci Compass and its Subsidiaries, as elected by the Executive Compensation Committee, to receive restricted Shares (“RSU”). Shares representing up to 1.65% of the total amount of the capital stock of the Company, which equals, on this date, approximately 950,000 shares.
Under the Plan, stocks are awarded to the recipient upon their grant date. Subject to the terms of the Plan, each RSU shall grant the beneficiary the right to receive one (1) share, subject to the satisfaction of the conditions for acquisition of the shares. The RSUs awarded to the beneficiary shall be vested in different tranches, if the service condition is fulfilled and verified. The vesting dates may vary from 1 to 6 years after the granted date, according to the dates defined in each Restricted Share Unit Award Agreement.
If an eligible participant ceases its relationship with the Group within the vesting period, the rights will be forfeited, except in limited circumstances.
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Company uses certain assumptions to determine the RSUs fair value at the granted date, including the following:

•	Market value of the shares at the granted date.

•	Estimative of dividend yield and the US interest rate for the years comprised from the granted date until the vesting dates.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions. regarding the expected life of a share-based payment.

(a) Outstanding shares granted
The following table refers to the outstanding shares granted plan as of December 31, 2025, and December 31, 2024.

	Share-based Compensation Plan
	SOP 2021(*)	RSU 2022	SOP 2023	SOP 2024 (**)	SOP 2025	TOTAL
Outstanding on 12/31/2023	1,482,753	688,779	1,116,884	—	—	3,288,416
Granted	—	—		1,273,492	—	1,273,492
Forfeited	—	(4,310)	(17,412)	(12,600)	—	(34,322)
Vested	(1,482,753)	(68,311)	—	—	—	(1,551,064)
Outstanding on 12/31/2024	—	616,158	1,099,472	1,260,892	—	2,976,522
Granted	—	—	—	110,382	2,394,873	2,505,255
Forfeited	—	(30,649)	(10,619)	—	—	(41,268)
Vested	—	(76,185)	—	(46,176)	—	(122,361)
Outstanding on 12/31/2025	—	509,324	1,088,853	1,325,098	2,394,873	5,318,148

(*)
All the stock options were vested on February 1st, 2024, and the participants had a period of 12 months to exercise their vested options from February 1, 2024. On February 1, 2025, no options were exercised by any participant.

(**)	The shares vested during the period ending on December 31, 2025, have not been exercised yet by the participants.
(b) Total Compensation Expense
The following table refers to the share-based compensation expense for the period ended on December 31, 2025 and 2024.

	2025
	Share-based Compensation Plan
	SOP 2021	RSU 2022	SOP 2023	SOP 2024	SOP 2025	TOTAL
Share-based compensation	—	(4,044)	(3,760)	(8,004)	(9,253)	(25,061)
Social charges	—	(4,851)	—	—	—	(4,851)
Total expense	—	(8,895)	(3,760)	(8,004)	(9,253)	(29,912)

	2024
	Share-based Compensation Plan
	SOP 2021	RSU 2022	SOP 2023	SOP 2024	SOP 2025	TOTAL
Share-based compensation	(119)	(5,899)	(3,839)	(6,609)	—	(16,466)
Social charges	—	(6,013)	—	—	—	(6,013)
Total expense	(119)	(11,912)	(3,839)	(6,609)	—	(22,479)